Long-term debt - Additional Information (Detail) $ in Millions								12 Months Ended
	Mar. 30, 2024 USD ($)	Feb. 01, 2024 USD ($)	Jul. 14, 2023 USD ($)	Jul. 14, 2023 CAD ($)	Jan. 04, 2023 USD ($)	Jun. 26, 2021 USD ($)	Jul. 08, 2020 USD ($)	Mar. 30, 2024 USD ($)	Mar. 30, 2024 CAD ($)	Mar. 29, 2025	Mar. 31, 2024 USD ($)	Mar. 31, 2024 CAD ($)	Feb. 01, 2024 CAD ($)	Jul. 14, 2023 CAD ($)	Mar. 25, 2023 USD ($)
Line of Credit Facility [Line Items]
Outstanding letters of credit	$ 200,000							$ 200,000							$ 400,000
Long-term debt	$ 4,300,000							$ 4,300,000
Working capital ratio	0.96							0.96
Investissement Québec [Member]
Line of Credit Facility [Line Items]
Debt instrument, term								6 years	6 years
Long-term debt	$ 10,000,000						$ 10,000,000	$ 10,000,000
Debt Instrument Interest Rate Stated Percentage Rate	3.14%						3.14%	3.14%
Repayment of debt term							60 months	60 months	60 months
Working capital ratio	1.01						1.01	1.01
Forgiveness of debt					$ 200,000
Term loan From Business Development Bank of Canada [Member]
Line of Credit Facility [Line Items]
Debt instrument, term						6 years
Long-term debt	$ 231,000							$ 231,000							303,000
Debt Instrument Interest Rate Stated Percentage Rate						8.30%
Repayment of debt term						72 months
Debt Instrument, Face Amount						$ 400,000
Long-term Debt, Gross	$ 200,000							$ 200,000							300,000
Loan From Investment Of Quebec One [Member]
Line of Credit Facility [Line Items]
Debt instrument, term	10 years
Long-term debt															$ 2,700,000
Debt Instrument Interest Rate Stated Percentage Rate	1.41%							1.41%
Repayment of debt term	60 months
Working capital ratio	1.01							1.01
Debt Instrument, Face Amount	$ 4,300,000							$ 4,300,000
Working capital ratio to be maintained as per guidelines	0.97							0.97
Loan From Investment Of Quebec One [Member] | Subsequent Event [Member]
Line of Credit Facility [Line Items]
Working capital ratio to be maintained as per guidelines										0.9
Capital Lease Financing [Member]
Line of Credit Facility [Line Items]
Debt Instrument Interest Rate Stated Percentage Rate			16.00%											16.00%
Capital Lease Financing [Member] | Financing Agreement One [Member]
Line of Credit Facility [Line Items]
Long-term Debt, Gross											$ 1,800,000	$ 2.4
Line of credit facility maximum borrowing capacity			$ 3,600,000											$ 4.7
Proceeds from lines of credit			$ 2,400,000	$ 3.3
Capital Lease Financing Financing With Varilease Finance For Store Renovation [Member]
Line of Credit Facility [Line Items]
Line of credit facility maximum borrowing capacity		$ 500,000											$ 0.7
Line of credit outstanding											$ 0
Capital Lease Financing Facility With Varilease Finance [Member] | Financing Agreement Two [Member]
Line of Credit Facility [Line Items]
Line of credit facility maximum borrowing capacity		$ 2,500,000											$ 3.4
Proceeds from long term line of credit								$ 600,000	$ 0.8
Varilease Finance Inc [Member]
Line of Credit Facility [Line Items]
Debt Instrument Interest Rate Stated Percentage Rate		16.00%											16.00%
Debt Instrument, Face Amount	$ 0							$ 0
Debt Instrument, Interest Rate During Period	10.00%	10.00%